HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN

333-151805        HV-6777 - Hartford 403(b) Cornerstone Innovations(SM)

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Supplement dated November 12, 2013 to your Prospectus

REORGANIZATION POSTPONEMENT

LORD ABBETT CLASSIC STOCK FUND INTO LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - CLASS A

The Fund Addition, Reorganization and Fund Closure effective date is hereby changed from as soon as possible after the shareholder meeting on November 7, 2013 to on or about November 22, 2013.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.